Taxation - Summary of Tax Components of Other Comprehensive Income, Footnotes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Current tax credit includes cash contributions made to reduce retirement benefit obligations	£ 271	£ 391	£ 212